Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss from operations	$ (264,000)	$ (1,710,000)	$ (3,330,000)	$ (4,819,000)
Net loss	(328,000)	(1,754,000)	(3,546,000)	(4,984,000)
Iris Parent Holding Corp
Franchise tax expense	255	247	405	378
Loss from operations	(255)	(247)	(405)	(378)
Net loss	$ (255)	$ (247)	$ (405)	$ (378)
Weighted average shares outstanding - basic	100	100	100	100
Weighted average shares outstanding - diluted	100	100	100	100
Basic net loss per share	$ (2.55)	$ (2.47)	$ (4.05)	$ (3.78)
Diluted net loss per share	$ (2.55)	$ (2.47)	$ (4.05)	$ (3.78)